Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income	$ 497	$ 382	$ 877	$ 693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	494	382	872	693
Other comprehensive (loss) income, net of tax
Currency translation and related hedging instruments	(109)	(271)	(390)	(99)
Pensions and other postretirement benefits	36	33	89	71
Cash flow hedges	1	(4)	(5)	12
Other comprehensive loss attributable to Eaton ordinary shareholders	(72)	(242)	(306)	(16)
Total comprehensive income attributable to Eaton ordinary shareholders	$ 422	$ 140	$ 566	$ 677